Summary of Significant Accounting Policies (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per ordinary share
For The Period From July 29, 2020 (inception) through December 31, 2020
Class A ordinary shares subject to possible redemption
Numerator:
Net gain from investments held in Trust Account	$7,007
Net income attributable to Class A ordinary shares subject to possible redemption	$7,007
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00

Non-redeemable ordinary shares
Numerator:
Net loss	$(6,674,151)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	7,007
Net loss attributable to non-redeemable ordinary shares	$(6,681,158)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.61)

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account	$10,839	$18,776
Less: Company’s portion available to be withdrawn to pay taxes	—	—
Net income attributable to Class A ordinary shares subject to possible redemption	$10,839	$18,776
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	32,113,401	32,525,950
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$0.00

Non-redeemable ordinary shares
Numerator: Net income (loss) minus Net Earnings
Net income (loss)	$733,375	$(7,664,815)
Net income allocable to Class A ordinary shares subject to possible redemption	10,839	18,776
Non-redeemable net income (loss)	$722,536	$(7,683,591)
Denominator: Weighted average non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	14,761,599	14,349,050
Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.05	$(0.54)

Xos, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of fixed assets represent property and equipment
Equipment	7 years
Vehicles	5 years
Leasehold improvements	shorter of lease term or 15 years
Furniture and fixtures	7 years
Computers, Software and related equipment	3 to 5 years